Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Senior Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Deficit) [Member]	Currency Translation Adjustment [Member]	Unrecognized Pension Transition Asset [Member]	Unrecognized Pension Prior Service Cost [Member]	Unrecognized Pension Net Loss [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Koppers Shareholders' Equity - End Of Year [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2008				$ 126.6	$ (37.8)	$ (2.5)	$ 0.9	$ (0.4)	$ (45.4)		$ (23.6)		$ 8.0
Employee stock plans				0.6
Net income attributable to Koppers	18.8				18.8
Common Stock dividends					(18.3)
Change in currency translation adjustment	24.0					23.1							0.9
Change in unrecognized pension transition asset, net of tax	0.2						(0.2)
Change in unrecognized pension prior service cost, net of tax	(0.1)							(0.1)
Change in unrecognized pension net loss, net of tax	1.9								1.9
Purchases											0
Net income attributable to noncontrolling interests	2.6												2.6
Dividends to noncontrolling interests													(0.5)
Total equity	54.8
Balance at Dec. 31, 2009		0	0.2	127.2	(37.3)	20.6	0.7	(0.5)	(43.5)	(22.7)	(23.6)	43.8	11.0
Employee stock plans				9.8
Net income attributable to Koppers	44.1				44.1
Common Stock dividends					(18.5)
Change in currency translation adjustment	11.5					11.1							0.4
Change in unrecognized pension transition asset, net of tax	0.2						(0.2)
Change in unrecognized pension prior service cost, net of tax	0.2							0.2
Change in unrecognized pension net loss, net of tax	(0.7)								(0.7)
Purchases											(0.9)
Net income attributable to noncontrolling interests	0.4												0.4
Dividends to noncontrolling interests													(0.6)
Total equity	99.9											88.7	11.2
Balance at Dec. 31, 2010	88.7	0	0.2	137.0	(11.7)	31.7	0.5	(0.3)	(44.2)	(12.3)	(24.5)	88.7	11.2
Balance at Sep. 30, 2010
Net income attributable to Koppers	5.1
Total equity	99.9											88.7
Balance at Dec. 31, 2010	88.7	0	0.2							(12.3)		88.7
Net income attributable to Koppers	8.9
Change in currency translation adjustment	6.9
Change in unrecognized pension transition asset, net of tax	0
Change in unrecognized pension net loss, net of tax	0.9
Net income attributable to noncontrolling interests	0.1
Total equity	113.0											101.6	11.4
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010	88.7	0	0.2	137.0	(11.7)	31.7	0.5	(0.3)	(44.2)	(12.3)	(24.5)	88.7	11.2
Employee stock plans				5.9
Net income attributable to Koppers	36.9				36.9
Common Stock dividends					(18.5)
Change in currency translation adjustment	(2.5)					(2.9)							0.5
Change in unrecognized pension transition asset, net of tax	0.2						(0.2)
Change in unrecognized pension prior service cost, net of tax	0.1							0.1
Change in unrecognized pension net loss, net of tax	(14.9)								(14.9)
Purchases											(0.3)
Net income attributable to noncontrolling interests	0.7												0.7
Dividends to noncontrolling interests													0
Total equity	107.2											94.8	12.4
Balance at Dec. 31, 2011	94.8	0	0.2	142.9	6.7	28.8	0.3	(0.2)	(59.1)	(30.2)	(24.8)	94.8	12.4
Balance at Sep. 30, 2011
Net income attributable to Koppers	(14.2)
Total equity	107.2											94.8
Balance at Dec. 31, 2011	94.8	0	0.2							(30.2)		94.8
Net income attributable to Koppers	15.6
Change in currency translation adjustment	5.5
Change in unrecognized pension transition asset, net of tax	(0.1)
Change in unrecognized pension net loss, net of tax	1.3
Net income attributable to noncontrolling interests	0.3
Total equity	125.2											112.5	12.7
Balance at Mar. 31, 2012	$ 112.5